GEOGRAPHIC AND RELATED INFORMATION	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
GEOGRAPHIC AND RELATED INFORMATION
NOTE 10 — GEOGRAPHIC AND RELATED INFORMATION

The Corporation reports its contract services operations as a single reportable segment: Contract Seismic Services. The following table sets forth revenues and identifiable assets by region based on the location of the service provided:

	Revenues				Identifiable Assets
	(In Thousands)				(In Thousands)
	Three Months Ended		Nine Months Ended
	September 30,		September 30,		As of September 30,	As of December 31,
	2013	2012	2013	2012	2013	2012
North America	$32,545	$34,066	$85,934	$110,140	$56,556	$68,485
South America	9,463	40,050	64,690	95,892	6,888	6,316
Southeast Asia	5,421	1,351	23,951	5,615	2,477	1,963
Total	$47,429	$75,467	$174,575	$211,647	$65,920	$76,764

For the quarter ended September 30, 2013, there were two customers individually that exceeded 10% of the revenues which aggregated 64% of the Corporation’s quarterly revenues. Customer D revenue was $24.8 million and customer H revenue was $5.4 million. For the nine months ended September 30, 2013 there were two customers individually that exceeded 10% of the revenues, which aggregated 54% of the Corporation’s revenues for the nine months ended September 30, 2013. Customer E revenue was $55.2 million and customer D revenue was $39.1 million.

For the quarter ended September 30, 2012, there were three customers individually that exceeded 10% of the revenue which aggregated 83% of the Corporation’s quarterly revenue. Customer J revenue was $31.1 million, customer K revenue was $18.9 million, and customer L revenue was $12.5 million. For the nine months ended September 30, 2012 there were four customers individually that exceeded 10% of the revenue which aggregated 73% of the Corporation’s quarterly revenue. Customer J revenue was $77.8 million, customer L revenue was $27.2 million, customer K revenue was $26.8 million, and customer M revenue was $21.8 million.